Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) - AUD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2022	211,844,435
Balance at Dec. 31, 2022	$ 21,184	$ 119,040,784	$ (92,678,783)	$ (291,714)	$ 26,091,471
Net loss	0	0	(6,741,564)	0	(6,741,564)
Other comprehensive income	0	0	0	(40,454)	(40,454)
Stock-based compensation expense	$ 0	198,356	0	0	198,356
Balance (in shares) at Dec. 31, 2023	212,369,435
Balance at Dec. 31, 2023	$ 21,237	119,239,087	(99,420,347)	(332,168)	$ 19,507,809
Performance awards and exercise of stock options (in shares)	525,000				0
Performance awards and exercise of stock options	$ 53	(53)	0	0	$ 0
Net loss	$ 0	0	(14,239,743)	0	(14,239,743)
Issuance of common stock at A$0.77 per share, net of issuance costs (in shares)	83,333,334
Issuance of common stock at A$0.77 per share, net of issuance costs	$ 8,334	11,533,534	0	0	11,541,868
Other comprehensive income	$ 0	0	0	(13,155)	(13,155)
Performance awards and exercise of stock options issued to employees (in shares)	2,364,666
Performance awards and exercise of stock options issued to employees	$ 236	472,697	0	0	472,933
Stock-based compensation expense	$ 0	101,721	0	0	101,721
Balance (in shares) at Dec. 31, 2024	298,067,435
Balance at Dec. 31, 2024	$ 29,807	$ 131,347,039	$ (113,660,090)	$ (345,323)	$ 17,371,433
Performance awards and exercise of stock options (in shares)					2,364,666